Taxes (Details) - Schedule of Valuation Allowance - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Valuation Allowance [Abstract]
Beginning balance	$ 597,777	$ 386,436
Additions (reduction)	(430,385)	214,389
Disposal of a subsidiary	(82,732)
Foreign currency translation adjustments	(5,598)	(3,048)
Ending balance	$ 79,062	$ 597,777